Short-term Borrowings	12 Months Ended
Dec. 31, 2014
Short-term Borrowings [Abstract]
Short-term Borrowings
14.      Short-term Borrowings:
The amounts comprising short-term debt in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,	December 31,
Secured Short-term borrowings:	2013	2014
Loan Facility:
(a) Revolving overdraft credit facility dated 5/06/2015	$7,993	$6,993
(b) Trade credit facility dated 8/9/2013	20,853	-
(c) Revolving credit facility dated 11/16/2012	65,120	-
(d) Revolving credit facility dated 9/1/2013	28,467	-
(e) Revolving credit facility dated 5/10/2013	109,871	-
(f) Security agreement dated 8/22/2014	99,286	110,500
(g) Borrowing base facility agreement dated 9/18/2014	-	201,485
Total short-term borrowings	$331,590	$318,978

The above dates show the later of the date of the facility, the date of the most recent renewal or the date the loan was assumed by the Company.
a) On May 06, 2015, the Company extended its 2008 overdraft facility of $7.0 million through May 30, 2015 with a supplemental agreement.
The supplemental facility bears interest at LIBOR plus 6.0%, is collateralized by, among other things, a first priority mortgage over each of the vessels Aegean Ace and Aegean Champion and requires the Company to maintain a minimum security value of 125%. Furthermore, the credit facility contains financial covenants requiring the Company to ensure that (i) adjusted consolidated book net worth, as defined, not be less than $175,000, (ii) consolidated leverage ratio, as defined, not to exceed 0.75-to-one, and (iii) consolidated liquid funds (total cash and cash equivalents and the undrawn amount of any committed overdraft facilities available to the Company) ("liquid funds"), as defined, not be less than $25,000.
b) In July 2012, the Company renewed the uncommitted trade credit facility with an international commercial lender for an amount up to $220,000. The availability of any letters of credit, overdrafts or cash advances under the trade credit facility was subject to the lender's discretion. The facility is guaranteed by the Company and is collateralized by, among other things, the Company's assigned receivables and fuel oil and gas oil stored or to be stored in a storage facility acceptable to the lender and pledged in its favor. The facility bears interest at LIBOR plus 2.50%. The facility contains financial covenants requiring, among other things, that AMP's minimum total net equity is at least $80,000 and had minimum cash collateral of $5,000 at all times; the Company maintains its listing on the New York Stock Exchange; has total net equity not less than $250,000; and has a minimum current ratio of 1.15 with a minimum working capital of $50,000.
On August 9, 2013, the Company renewed the uncommitted secured and storage borrowing base facility changing the facility amount to $200,000 with a sub-limit of up to $100,000 for the financing of purchases of stored products Existing financial covenants, apart from the minimum net equity that should not be less than $350,000, and interest rates apply. This facility was fully repaid with the drawdown of the borrowing base facility in January 2014.
c) On April 20, 2011 the Company's subsidiary Aegean NWE renewed its overdraft facility with the Belgian bank for an amount up to $70,000 and on November 16, 2012 it signed an agreement that increased the credit line to $80,000. The facility was guaranteed by the Company and drawdowns on the facility were limited to a maximum of 90% of the accounts receivable accepted by the bank. The facility bore interest at LIBOR plus 2.00% for drawdowns and plus 2.50% on the overdrafts. This facility was fully repaid with the drawdown of the borrowing base facility in January 2014.
d) On September 1, 2013, the Company's subsidiary Aegean NWE renewed with the Belgian bank its annually renewable overdraft facility for an amount up to $70,000 and €500,000. The facilities were collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the banks and credit-insured, equally shared between the Belgian banks. The facility bore interest at LIBOR plus 2.50% for drawdowns and 2.00% for overdrafts. This facility was fully repaid with the drawdown of the borrowing base facility in January 2014.
e) On June 21, 2011, the Company renewed its annually renewable uncommitted revolving credit facility with an international commercial lender for one year and increased the amount to up to $200,000. The availability of any letters of credit, overdrafts or cash advances under the revolving credit facility was subject to the lender's discretion. The facility was collateralized by, among other things, the assignment of and pledge of receivables and fuel oil and gas oil stored or to be stored in a storage facility acceptable to the lender.
On May 10, 2012, and 2013 the Company signed a third amendment renewing for a one-year term and until the drawdown of its Revolving Credit Facility. The renewed facility bore interest at LIBOR plus 2.4% and the financial covenants are that the Company should ensure at all times that working capital is not less than $75,000, the liable capital of the Company, which is defined as its capital, revenue reserves, minority interests and subordinated debt less its intangible assets and any loans of to related companies, is not less than $375,000 and that its current ratio is not less than 1.10 until March 31, 2013. After that date, the current ratio shall not be less than 1.15.
This facility was fully repaid with the drawdown of the borrowing base facility in January 2014.
f) On December 17, 2013, the Company's subsidiary, Aegean Bunkering U.S.A., which acquired the U.S. East Coast Business acquisition (Note 3) signed a loan agreement for an amount up to $150,000 with an international bank in order to fund the purchases of the inventories as defined in the purchase agreement.  On August 22, 2014, the Company's subsidiary signed an amendment and renewed the facility with a syndicate of commercial lenders for an amount up to $250,000. The facility matures on August 21, 2015, bears interest at LIBOR plus 2.4% and the financial covenants require Aegean Bunkering U.S.A., as the Borrower, to maintain: tangible net worth not less than $25,000; net working capital not less than $25,000, leverage ratio no more than 9.0 to 1.0. The agreement also contains covenants that require the parent to maintain minimum consolidated tangible net worth of $410,000; consolidated net working capital not less than $125,000; consolidated current ratio no more than 1.15 to 1.0; consolidated interest coverage ratio no more than 1.9 to 1.0.
g) On September 18, 2014, Aegean Marine Petroleum S.A., Aegean Petroleum International Inc. and Aegean NWE N.V., the Company's wholly-owned subsidiaries, renewed the $1 billion Secured Multicurrency Revolving Credit Facility with a syndicate of commercial lenders, which the Company and these subsidiaries have guaranteed. The facility is comprised of three tranches, consisting of Tranche A of $155,000 for a one year tenor, Tranche B of $115,000 for a two year tenor and Tranche C of $730,000 for an uncommitted tenor. Outstanding amounts under Tranche A and Tranche B bear interest at LIBOR, plus a margin of 2.1% and 2.5%, respectively, and outstanding amounts under Tranche C bear interest at a rate determined by the relevant lender that represents its cost of funds, plus a margin of 2.0%. The facility imposes certain operating and financial restrictions on the Group, which restrict its ability to incur debt, change its legal and beneficial ownership, merge or consolidate, acquire or incorporate companies and change its business activities. In addition, the facility contains financial covenants which require the Company to maintain (i) minimum consolidated net working capital of not less than $35,000 which will increase to $125 million following the quarter of the first utilization date, (ii) consolidated net tangible net worth of $410,000, (iii) a current ratio of at least 1.04 to-one which will increase to 1.15-to-one following the quarter of the first utilization date and (iv) an interest cover ratio of at least 1.9-to-one.
As at December 31, 2014, the Company was in compliance with all of its covenants contained in its credit facilities.
Interest: Total interest incurred on short-term borrowings for the years ended December 31, 2012, 2013 and 2014 amounted to $13,141, $14,045 and $13,340, respectively (Note 21) and is included in interest and finance costs, in the accompanying consolidated statements of income. During the years ended December 31, 2012, 2013 and 2014, the weighted average interest rate (including the margin) was 3.24%, 3.72%, and 2.99%, respectively.
Amounts available under Short-term Facilities: As of December 31, 2014, the Company had $722,747 available undrawn amount under its short-term loan agreements to finance working capital requirements and it recognized commitment fees of $453 for its undrawn amounts, included in interest and finance cost included in the consolidated statements of income, see Note 21.